Trade and other receivables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
5. Trade and other receivables

	2021	2020
	$	$
Trade receivables	34,765	26,657
Investment tax credits	36	805
Other receivables	4,461	4,593
Total	39,262	32,055
A discussion of the Company’s exposure to credit and market risks and impairment losses for trade receivables is presented in note 21.